Consolidated Statements of Income (Unaudited) (USD $) In Millions, except Per Share data	3 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Revenue
Investment banking fees	$ 1,793		$ 1,461
Principal transactions	4,745		4,548
Lending-and deposit-related fees	1,546		1,646
Asset management, administration and commissions	3,606		3,265
Securities gains	102	[1]	610	[1]
Mortgage fees and related income	(487)		658
Credit card income	1,437		1,361
Other income	574		412
Noninterest revenue	13,316		13,961
Interest income	15,447		16,845
Interest expense	3,542		3,135
Net interest income	11,905		13,710
Total net revenue	25,221		27,671
Provision for credit losses	1,169		7,010
Noninterest expense
Compensation expense	8,263		7,276
Occupancy expense	978		869
Technology, communications and equipment expense	1,200		1,137
Professional and outside services	1,735		1,575
Marketing	659		583
Other expense	2,943		4,441
Amortization of intangibles	217		243
Total noninterest expense	15,995		16,124
Income before income tax expense	8,057		4,537
Income tax expense	2,502		1,211
Net income	5,555		3,326
Net income applicable to common stockholders	$ 5,136		$ 2,974
Net income per common share data
Basic earnings per share	$ 1.29		$ 0.75
Diluted earnings per share	$ 1.28		$ 0.74
Weighted-average basic shares	3,981.6		3,970.5
Weighted-average diluted shares	4,014.1		3,994.7
Cash dividends declared per common share	$ 0.25		$ 0.05

[1]	The following other-than-temporary impairment losses are included in securities gains for the periods presented.